Financial items (Table)	12 Months Ended
Dec. 31, 2019
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
	Full year
(in USD million)	2019	2018	2017

Foreign exchange gains/(losses) derivative financial instruments	132	149	(920)
Other foreign exchange gains/(losses)	92	(315)	1,046

Net foreign exchange gains/(losses)	224	(166)	126

Dividends received	75	150	63
Gains/(losses) financial investments	245	(72)	108
Interest income financial investments, including cash and cash equivalents	124	45	64
Interest income non-current financial receivables	21	27	24
Interest income other current financial assets and other financial items	280	132	228

Interest income and other financial items	746	283	487

Gains/(losses) derivative financial instruments	473	(341)	(61)

Interest expense bonds and bank loans and net interest on related derivatives	(987)	(922)	(1,004)
Interest expense lease liabilities	(126)	(23)	(26)
Capitalised borrowing costs	480	552	454
Accretion expense asset retirement obligations	(456)	(461)	(413)
Interest expense current financial liabilities and other finance expense	(360)	(185)	86

Interest and other finance expenses	(1,450)	(1,040)	(903)

Net financial items	(7)	(1,263)	(351)